Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Interest and fees on loans	$ 32,758	$ 36,374	$ 40,204
Interest on due from banks	51	33	63
Interest on investment securities:
U.S. Government sponsored enterprises, including mortgage-backed securities	2,746	5,414	5,035
States and political subdivisions	3,403	3,180	2,173
Other	287	258	205
Total interest income	39,245	45,259	47,680
Interest expense:
NOW, MMDA & savings deposits	1,180	2,263	3,472
Time deposits	3,205	5,035	6,786
FHLB borrowings	2,744	2,956	3,285
Junior subordinated debentures	438	407	411
Other	129	285	394
Total interest expense	7,696	10,946	14,348
Net interest income	31,549	34,313	33,332
Provision for loan losses	4,924	12,632	16,438
Net interest income after provision for loan losses	26,625	21,681	16,894
Non-interest income:
Service charges	4,764	5,106	5,626
Other service charges and fees	1,940	2,090	2,195
Other than temporary impairment losses	0	(144)	(291)
Gain on sale of securities	1,218	4,406	3,348
Mortgage banking income	1,229	757	532
Insurance and brokerage commissions	517	471	390
Loss on sale and write-down of other real estate	(1,136)	(1,322)	(704)
Miscellaneous	4,005	3,149	2,788
Total non-interest income	12,537	14,513	13,884
Non-interest expense:
Salaries and employee benefits	16,426	14,766	14,124
Occupancy	5,236	5,339	5,436
Other	10,120	9,467	9,388
Total non-interest expense	31,782	29,572	28,948
Earnings before income taxes	7,380	6,622	1,830
Income tax expense (benefit)	1,587	1,463	(11)
Net earnings	5,793	5,159	1,841
Dividends and accretion on preferred stock	1,010	1,393	1,394
Net earnings available to common shareholders	$ 4,783	$ 3,766	$ 447
Basic and diluted net earnings per common share (in dollars per share)	$ 0.86	$ 0.68	$ 0.08
Cash dividends declared per common share (in dollars per share)	$ 0.18	$ 0.08	$ 0.08